Fair Value Measurements	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurements
11. FAIR VALUE MEASUREMENTS
The Company reports all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

The authoritative guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1—Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2—Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.
Level 3—Inputs are unobservable inputs for the asset or liability.
The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest-level input that is significant to the fair value measurement in its entirety.
The fair value measurements of financial assets and liabilities that are measured at fair value at June 30, 2022 and December 31, 2021 are as follows:

	June 30, 2022
	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Forward Warrant Agreement	$—	$—	$1,543

Total Assets	$—	$—	$1,543

Liabilities:
Derivative warrant liability-Private Warrants	—	—	3,338
Derivative warrant liability-Public Warrants	5,606	—	—
Earn-out Liability	—	—	8,925

Total Liabilities	$5,606	$—	$12,263

	December 31, 2021
	Level 1	Level 2	Level 3
	(In Thousands)
Liabilities:
Derivative warrant liability—Trinity Warrants		—	4,355
Forward warrant agreement	—	—	230

Total Liabilities	—	—	4,585

As of June 30, 2022, the Company has recorded the following financial instruments subject to fair value measurements: 1) Derivate warrant liabilities—Public Warrants liability and Private Warrants, 2) Forward Warrant Agreement, and 3) Earnout liability.
The fair value of the Public Warrants has been measured based on the observable listed prices for such warrants, a Level 1 measurement. All other financial instruments are classified as Level 3 liabilities as they all include unobservable inputs.
The Private Warrants were initially measured at fair value using a Black Scholes model. The Company estimated the fair value of the Forward Warrant Agreement using a forward analysis with unobservable inputs which included selected risk-free rate and probability outcomes. The Company has further discussed the key aspects of the fair value measurements described above in Notes 9 and 10 to the financial statements.
The aggregate fair value of the Sponsor
Earn-Out
Shares on the Closing date was estimated using a Monte Carlo simulation model. The Company has further discussed the key aspect of the valuation inputs in Note 2 significant accounting policy for Sponsor
Earn-Out
Liability.
As of December 31, 2021, the Company recorded a derivative warrant liability – Trinity Warrants which was fair valued based on a Black-Scholes option model with unobservable inputs which included volatility. The Company estimates the volatility of its ordinary share warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants. On June 2, 2022, all outstanding Trinity Warrants were exercised into shares of the Company’s common stock.
There have been no changes in fair value measurement techniques during the three and six months ended June 30, 2022. There were no transfers between Level 1 or Level 2, or transfers in or out of Level 3 of the fair value hierarchy during the three and six months ended June 30, 2022.
A summary of the changes in the fair value of the Company’s Level 3 financial instruments as of June 30, 2022 and December 31, 2021 are as follows:

	Derivative warrant liability—Trinity Warrants	Derivative warrant liability-Private Warrants	Forward Warrant Agreement Liability (Asset)	Earn-out Liability
	(in thousands)

Balance—December 31, 2021	$4,355	$—	$230	$—

Initial measurement on March 2, 2022 upon Business Combination (Note 3)		9,167		26,583
Change in fair values	2,015	(5,829)	(5,078)	(17,658)
Extinguishment due to exercise of the warrants	(6,370)	—	3,305	—

Balance—June 30, 2022	$—	$3,338	$(1,543)	$8,925

Rigetti Holdings Inc [Member]
Fair Value Measurements
4.	FAIR VALUE MEASUREMENTS
The Company reports all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1—
Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2—
Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.
Level 3—
Inputs are unobservable inputs for the asset or liability.
The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest-level input that is significant to the fair value measurement in its entirety.
At January 31, 2021, there were no financial assets or liabilities measured at fair value.
The fair value measurements of financial assets and liabilities that are measured at fair value at December 31, 2021 are as follows:

	Fair Value Hierarchy
	Level 1	Level 2	Level 3
At December 31, 2021
Liabilities:
Derivative warrant liabilities	$—	$—	$4,354,707
Forward warrant agreement	—	—	230,000

Total Liabilities	$—	$—	$4,584,707

As of December 31, 2021, the Company has recorded two financial liabilities subject to fair value measurements: 1) Derivative warrant liabilities and 2) Forward Warrant Agreement which both are classified as Level III liabilities as they both include unobservable inputs. Derivative warrant liabilities were fair valued based on a Black-Scholes option model with unobservable inputs which included stock price of Rigetti common stock, volatility and selected risk free rate. The Company estimated the fair value of the Forward Warrant Agreement using a forward analysis with unobservable inputs which included selected risk-free rate and probability outcomes. The Company has further discussed the key aspects of the fair value measurements described above in Note 10 and Note 11 to the financial statements.
There have been no changes in fair value measurement techniques during the 11 months ended December 31, 2021. There were no transfers between Level 1 or Level 2, or transfers in or out of Level 3 of the fair value hierarchy during the 11 months ended December 31, 2021.
A summary of the changes in the fair value of the Company’s Level 3 financial instruments as of December 31, 2021 and January 31, 2021 are as follows:

	Convertible Notes	Simple agreement for future equity	Derivative Warrant Liabilities	Forward Warrant Agreement
Balance - January 31, 2020	$26,892,459	$1,882,397	$—	$—
Issuances	—	—	—	—
Settlement	(26,892,459)	(1,882,397)	—	—
Loss on change in fair value	—	—	—	—

Balance - January 31, 2021	$—	$—	$—	$—

Issuances	$—	$—	$2,690,574	$400,000
Settlement	—	—	—	—
Loss (gain) on change in fair value	—	—	1,664,133	(170,000)

Balance - December 31, 2021	$—	$—	$4,354,707	$230,000